Vessels, Port Terminals and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets, Net

NOTE 4: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2020	$1,600,313	$(460,774)	$1,139,539
Additions	6,881	(29,474)	(22,593)
Impairment losses	(89,888)	68,258	(21,630)
Vessel disposals	(142,782)	—	(142,782)
Transfers from oil storage plant and port facilities for liquid cargoes	5,645	—	5,645
Vessel acquisition	16,049	—	16,049
Transfers from deposits for vessels, port terminal and other fixed assets, net	51,461	—	51,461
Transfers to assets held for sale	(30,000)	—	(30,000)
Balance June 30, 2021	$1,417,679	$(421,990)	$995,689

Deposits for Vessels and Port Terminals Acquisitions

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges and a total of $19,501 had been transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position of which capitalized interest amounted to $1,062. As of December 31, 2020, Navios Logistics had paid $16,696, for the construction of these barges, which were included within “Other long-term assets”. Capitalized interest included within “Other long-term assets” amounted to $611 as of December 31, 2020.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in its liquid port terminal. As of June 30, 2021, a total of $1,843 had been transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position. As of December 31, 2020, Navios Logistics had paid $1,285 for the construction of two new tanks in its liquid port terminal.

 As of June 30, 2021 and December 31, 2020, Navios Logistics had paid $685 and $631, respectively, for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil.

During the second quarter of 2021, Navios Logistics completed the construction of a crane in its grain port terminal and a total of $3,803 was transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position. As of December 31, 2020, Navios Logistics had paid $723 for the construction of a crane in its grain port terminal.

Impairment Loss/ Loss on Sale of Vessels, Net

In June 2021, the Company agreed to sell to Navios Partners the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt. As of June 30, 2021, the Navios Azimuth met the criteria to be accounted for as assets held for sale and has been re-measured to its fair value less cost to sell leading to an impairment loss of $9,104 (including $ 1,950 remaining carrying balance of dry dock and special survey costs), which is included in the interim condensed consolidated statements of comprehensive income/(loss) within the caption “Impairment loss/ loss on sale of vessels, net”. On the re-measurement date, the fair value of the vessel was determined to $30,000 based on the concluded sale price. The sale of the Navios Azimuth was completed in July 2021.

In June 2021, the Company completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000. The loss due to sale amounted to $8,753 (including $1,775 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income/(loss) within the caption “Impairment loss/ loss on sale of vessels, net”.

In June 2021, the Company completed the sale to Navios Partners of the Navios Koyo,of a 2011-built Capesize vessel, which was previously chartered-in by Navios Holdings, for a sale price of $28,500. The net sale proceeds were $8,500 and the gain due to sale amounted to $12,451 and is included in the interim condensed consolidated statements of comprehensive income/(loss) within the caption “Impairment loss/ loss on sale of vessels, net”. (Refer to Note 15)

In June 2021, the Company completed the sale to an unrelated third party of the Navios Serenity, a 2011 built Handysize vessel of 34,690 dwt, for a net sale price of $10,388. The loss due to sale amounted to $6,957 (including $11 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income/(loss) within the caption “Impairment loss/ loss on sale of vessels, net”.

In March 2021, the Company completed the sale to Navios Partners of the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments. The loss due to sale amounted to $13,498 (including $495 remaining carrying balance of dry dock and special survey costs) and is included in the interim condensed consolidated statements of comprehensive income/(loss) within the caption “Impairment loss/ loss on sale of vessels, net”.

In February 2021, the Company completed the sale to an unrelated third party of the Navios Astra, a 2006-built Ultra Handymax vessel of 53,468 dwt, for a net sale price of approximately $6,644.

Vessel Acquisitions of Navios Logistics

In the fourth quarter of 2020, Navios Logistics signed a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics 2020 Fleet”), for a purchase price of $30,000. The acquisition was completed on March 22, 2021. As of June 30, 2021, the total amount of $31,960 had been transferred under the caption “Vessels, port terminals and other fixed assets, net”.

Since 2018, Navios Logistics acquired approximately 6.6 hectares of undeveloped land located in the Port Murtinho region, Brazil, and on March 24, 2021, Navios Logistics acquired 2.3 additional hectares. Navios Logistics plans to develop this land for its port operations, for a total cost of $1,580.

In February 2017, two self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. The sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period.